Other information about investments (Details 11)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about investments [line items]
% ownership interest	13.60%
Joint Ventures One [Member]
Disclosure of detailed information about investments [line items]
Company name	Gas Distribution Company of Thessaloniki - Thessaly SA
Registered office	Ampelokipi- Menemeni (Greece)
Country of operation	Greece
Business segment	Gas & Power
% ownership interest	49.00%
% voting rights	49.00%
Joint Ventures Two [Member]
Disclosure of detailed information about investments [line items]
Company name	Saipem SpA
Registered office	San Donato Milanese (MI) (Italy)
Country of operation	Italy
Business segment	Other Activities
% ownership interest	30.54%
% voting rights	30.99%
Joint Ventures Three [Member]
Disclosure of detailed information about investments [line items]
Company name	Unión Fenosa Gas SA
Registered office	Madrid (Spain)
Country of operation	Spain
Business segment	Gas & Power
% ownership interest	50.00%
% voting rights	50.00%
Joint Ventures Four [Member]
Disclosure of detailed information about investments [line items]
Company name	Vår Energi AS
Registered office	Forus (Norway)
Country of operation	Norway
Business segment	Exploration & Production
% ownership interest	69.60%
% voting rights	69.60%
Joint Operations One [Member]
Disclosure of detailed information about investments [line items]
Company name	GreenStream BV
Registered office	Amsterdam (Netherlands)
Country of operation	Lybia
Business segment	Gas & Power
% ownership interest	50.00%
% voting rights	50.00%
Joint Operations Two [Member]
Disclosure of detailed information about investments [line items]
Company name	Mozambique Rovuma Venture SpA
Registered office	San Donato Milanese (MI) (Italy)
Country of operation	Mozambique
Business segment	Exploration & Production
% ownership interest	35.71%
% voting rights	35.71%
Joint Operations Three [Member]
Disclosure of detailed information about investments [line items]
Company name	Raffineria di Milazzo ScpA
Registered office	Milazzo (ME) (Italy)
Country of operation	Italy
Business segment	Refining & Marketing
% ownership interest	50.00%
% voting rights	50.00%
Associates One [Member]
Disclosure of detailed information about investments [line items]
Company name	Angola LNG Ltd
Registered office	Hamilton (Bermuda)
Country of operation	Angola
Business segment	Exploration & Production
% ownership interest	13.60%
% voting rights	13.60%
Associates Two [Member]
Disclosure of detailed information about investments [line items]
Company name	Coral FLNG SA
Registered office	Maputo (Mozambique)
Country of operation	Mozambique
Business segment	Exploration & Production
% ownership interest	25.00%
% voting rights	25.00%